Non-financial assets and liabilities - Summary of Movements Related to Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	$ 0	$ 0
Charged/(credited) to:
- profit or loss	(445)	(330)
- directly to equity	445	330
Ending balance	0	0
Tax losses (DTA)
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	73,474	74,602
Charged/(credited) to:
- profit or loss	652	(1,458)
- directly to equity	445	330
Ending balance	74,571	73,474
Other Temporary Differences (DTA)
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	13,605	13,143
Charged/(credited) to:
- profit or loss	(1,621)	462
- directly to equity	0	0
Ending balance	11,984	13,605
Intangible assets (DTL)
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	(87,079)	(87,745)
Charged/(credited) to:
- profit or loss	524	666
- directly to equity	0	0
Ending balance	$ (86,555)	$ (87,079)